SCHEDULE OF FINANCING ARRANGEMENT (Details) - USD ($)		Nov. 30, 2021	May 31, 2021	May 31, 2020
Short-term Debt [Line Items]
Notes payable, gross		$ 36,564,291	$ 5,478,673	$ 3,971,062
Less: current portion		(3,918,339)	(2,285,367)	(1,476,642)
Long term, notes payable		2,812,704	3,193,306	2,494,420
Less: current portion	[1]	(33,751,587)	(2,285,367)
Promissory notes (PPP Program) [Member]
Short-term Debt [Line Items]
Notes payable, gross			358,236	1,646,062
Promissory Notes (EIDL) [Member]
Short-term Debt [Line Items]
Notes payable, gross			150,000
Notes Payable [Member]
Short-term Debt [Line Items]
Notes payable, gross		4,526,677	2,528,886	2,325,000
Convertible Notes - Net of Discount [Member]
Short-term Debt [Line Items]
Notes payable, gross		2,204,366	2,441,551
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Notes payable, gross		29,833,248
Promissory Notes P P P [Member]
Short-term Debt [Line Items]
Notes payable, gross			$ 358,236

[1]	As of November 30, 2021, a current portion of outstanding debt is represented by a revolving line of credit in the amount of $